Fair Value Disclosures on Financial Instruments - Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	€ (9,676)	€ (14,354)
Total financial instruments, net	12,038	5,311
Total financial instruments, net fair value	2,720	(3,357)
Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	(4,242)	(5,156)
Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	2,268	(3,087)
Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	4,816	4,886
At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	4,798	(2,154)
At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	7,034	7,212
Trade and other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,822)	2,226
Other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(800)	(730)
Financial liability
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(9,676)	(14,355)
AC.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(8,454)	(12,862)
AC. | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(8,454)	(12,862)
AC. | Trade payables.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,022)	(1,496)
AC. | Trade payables. | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,022)	(1,496)
AC. | Loans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	0	(1,456)
Liabilities, at fair value	0	(1,456)
AC. | Loans | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	0	(1,456)
AC. | Loans | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	0	(1,456)
AC. | Bonds
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(6,780)	(9,083)
Liabilities, at fair value	(7,005)	(9,229)
AC. | Bonds | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(7,005)	(8,301)
AC. | Bonds | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	0	(928)
AC. | Bonds | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(6,780)	(9,083)
AC. | Private placements
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(388)	(405)
Liabilities, at fair value	(374)	(383)
AC. | Private placements | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(374)	(383)
AC. | Private placements | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(388)	(405)
AC. | Other non-derivative financial liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(263)	(422)
Liabilities, at fair value	(263)	(422)
AC. | Other non-derivative financial liabilities | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(263)	(422)
AC. | Other non-derivative financial liabilities | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(263)	(422)
AC. | Lease liabilities [member]
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,621)	(2,140)
AC. | Lease liabilities [member] | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,621)	(2,140)
FVTPL.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(66)	(88)
FVTPL. | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(66)	(88)
FVTPL. | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(66)
Liabilities, at fair value	(66)
FVTPL. | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(66)
FVTPL. | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(66)
Designated as hedging instrument. | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(20)	(9)
Liabilities, at fair value	(20)	(9)
Designated as hedging instrument. | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(20)	(9)
Designated as hedging instrument. | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(20)	(9)
Designated as hedging instrument. | Interest rate swaps
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(537)	(753)
Liabilities, at fair value	(537)	(753)
Designated as hedging instrument. | Interest rate swaps | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(537)	(753)
Designated as hedging instrument. | Interest rate swaps | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(537)	(753)
AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	14,873	12,847
AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	14,873	12,847
FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	7,502	8,028
FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	7,502	8,028
FVTPL | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(88)
Liabilities, at fair value		(88)
FVTPL | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value		(88)
FVTPL | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(88)
FVOCI
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	122	0
FVOCI | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	122
FVOCI | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	122	0
Cash and cash equivalents.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	8,124	9,008
Cash at banks | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,369	3,176
Cash at banks | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,369	3,176
Time deposits | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,277	2,976
Time deposits | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,277	2,976
Money market and similar funds | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,478	2,855
Assets, at fair value	2,478	2,855
Money market and similar funds | FVTPL | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	2,478	2,855
Money market and similar funds | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,478	2,855
Trade And Other Receivables [Member]
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,525	6,405
Trade receivables | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5,775	5,776
Trade receivables | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5,775	5,776
Other receivable
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	628	629
Other Financial Assets [Member]
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	8,887	6,479
Debt investments | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	129	32
Assets, at fair value	129	32
Debt investments | AC | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	129	32
Debt investments | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	129	32
Marketable equity investments | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	4,967	5,138
Assets, at fair value	4,967	5,138
Marketable equity investments | FVTPL | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	156	258
Marketable equity investments | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	0	0
Marketable equity investments | FVTPL | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	4,811	4,880
Marketable equity investments | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	4,967	5,138
Investments in associates.
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	135	151
Time deposits. | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,021	654
Assets, at fair value	3,021	654
Time deposits. | AC | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	3,021	654
Time deposits. | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	3,021	654
Financial instruments related to employee benefit plans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	244	203
Loans and other financial receivables | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	300	233
Assets, at fair value	300	233
Loans and other financial receivables | AC | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	300	233
Loans and other financial receivables | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	300	233
FX forward contracts | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	52	30
Assets, at fair value	52	30
FX forward contracts | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	52	30
FX forward contracts | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	52	30
FX forward contracts | Designated as hedging instrument
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	33	33
Assets, at fair value	33	33
FX forward contracts | Designated as hedging instrument | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	33	33
FX forward contracts | Designated as hedging instrument | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	33	33
Interest rate swaps | Designated as hedging instrument
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	0	0
Assets, at fair value	0	0
Interest rate swaps | Designated as hedging instrument | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	0	0
Interest rate swaps | Designated as hedging instrument | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	0	0
Call options for share-based payments | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	0	0
Assets, at fair value	0	0
Call options for share-based payments | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	0	0
Call options for share-based payments | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	0	0
Call options on equity shares | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5	5
Assets, at fair value	5	5
Call options on equity shares | FVTPL | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	5	5
Call options on equity shares | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	€ 5	€ 5